Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt issuance costs, accumulated amortization	$ 16,058	$ 10,918